Significant accounting estimates and assumptions _Estimates and assumptions (Details)	6 Months Ended
Jun. 30, 2018
Disclosure of changes in accounting estimates [Line Items]
Explanation of nature and amount of changes in estimates of amounts reported in prior interim periods or prior financial years	The significant judgments which management has made about the application of the Group’s accounting policies and key sources of uncertainty in estimate do not differ from those used in preparing the consolidated financial statements for the year ended December 31, 2017, except the Group’s policy, accounting estimates and assumptions described below;
Income taxes
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	If certain portion of the taxable income is not used for investments, increase in wages, and others in accordance with the Tax System for Promotion of investment and Collaborative Cooperation (Recirculation of Corporate Income), the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2018. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system.
Description of fact that amount of change in accounting estimateIs impracticable	As the Group’s income tax is dependent on the investments, increase in wages, and others, there exists uncertainty with regard to measuring the final tax effects.
Provisions for credit losses (allowances for loan losses, provisions for acceptances and guarantees, and unused loan commitments)
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	In accordance with IFRS 9, the Group tests impairment and recognizes allowances for losses on financial assets classified at amortized cost, and debt instruments measured at fair value through other comprehensive income and lease receivables through impairment testing and recognizes provisions for guarantees, and unused loan commitments.
Description of fact that amount of change in accounting estimateIs impracticable	Accuracy of provisions for credit losses is dependent upon estimation of expected cash flows of the borrower for individually assessed allowances of loans, and upon assumptions and methodology used for collectively assessed allowances for the Group’s of loans, guarantees and unused loan commitments.